Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2021
Segmental analysis
Schedule of operating segments

	Retail	Commercial Banking	Other	Total
Half-year to 30 June 2021	£m	£m	£m	£m

Net interest income	4,187	1,112	77	5,376
Other income	829	379	723	1,931
Total income	5,016	1,491	800	7,307
Costs	(2,819)	(886)	(859)	(4,564)
Impairment credit	89	585	3	677
Profit (loss) before tax	2,286	1,190	(56)	3,420

External income	5,710	1,293	304	7,307
Inter-segment income (expense)	(694)	198	496	—
Segment income	5,016	1,491	800	7,307

	Retail	Commercial Banking	Other	Total
Half-year to 30 June 2020	£m	£m	£m	£m

Net interest income	4,202	1,180	232	5,614
Other income	927	300	925	2,152
Total income	5,129	1,480	1,157	7,766
Costs	(2,879)	(827)	(725)	(4,431)
Impairment charge	(2,095)	(1,328)	(202)	(3,625)
Profit (loss) before tax	155	(675)	230	(290)

External income	5,951	1,223	592	7,766
Inter-segment income (expense)	(822)	257	565	—
Segment income	5,129	1,480	1,157	7,766

	Segment external assets		Segment external liabilities
	At 30 June 2021	At 31 Dec 2020	At 30 June 2021	At 31 Dec 2020
	£m	£m	£m	£m

Retail	369,679	359,171	314,808	295,216
Commercial Banking	79,909	83,155	130,508	126,008
Other	160,034	157,613	121,576	137,597
Total	609,622	599,939	566,892	558,821